RECLAMATION DEPOSITS	12 Months Ended
Feb. 29, 2024
Reclamation Deposits
RECLAMATION DEPOSITS [Text Block]

7. RECLAMATION DEPOSITS

As at February 29, 2024, reclamation deposits of $593,009 (February 28, 2023 - $594,713) consisted of a bond recorded at cost and held as security by the State of Nevada, with regard to certain exploration properties described in note 10.